Commitment and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
20.	Commitments and contingencies

(a) Operating lease commitments

The Group leases facilities under non-cancellable operating leases expiring on different dates. The terms of substantially all of these leases are two years or less. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases.

Total office rental expenses under all operating leases was RMB 0.5 million, RMB 3.7 million and RMB 13.5 million for the years ended December 31, 2016, 2017 and 2018 respectively.

As of December 31, 2018, future minimum payments under non-cancellable operating leases for office rental consist of the following:

	RMB	US$ (Note 2(e))
Years Ending December 31,
2019	35,453,783	5,156,539
2020	21,057,299	3,062,657
2021	3,180,192	462,540
2022	—	—
2023 and thereafter	—	—
Total	59,691,274	8,681,736

(b) Content fee

The Group has entered into non-cancelable agreements for the use of contents owned by certain content providers.

As of December 31, 2018, future minimum payments with respect to these agreements consist of the following:

	RMB	US$ (Note 2(e))
Years Ending December 31,
2019	31,909,496	4,641,044

(c) Capital and other commitments

As of December 31, 2018, future minimum payments under non-cancellable capital expenditure of the following:

	RMB	US$ (Note 2(e))
Years Ending December 31,
2019	1,102,000	160,279
2020	252,000	36,652

(d) Litigation

In the ordinary course of the business, the Group is subject to periodic legal or administrative proceedings. As of December 31, 2018, the Group is not a party to any legal or administrative proceedings, which will have a material adverse effect on the Group’s business, financial position, results of operations and cash flows.